Capital structure and financing - C.3.3. Interest and other financial expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest and other financial expenses:
Interest expense on bonds and bank financing	$ (407)	$ (449)	$ (477)
Interest expense on leases	(182)	(122)	(117)
Early redemption charges	0	0	(1)
Others	(112)	(146)	(117)
Total interest and other financial expenses	$ (702)	$ (716)	$ (712)